Note 3 - Debt Securities - Sales of Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales	$ 42,728	$ 39,652	$ 54,870
Gross realized gains	0	137	901
Gross realized losses	(1,620)	(109)	(19)
Net realized gains (losses)	$ (1,620)	$ 28	$ 882